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                                Money Market Fund

                               SEMI-ANNUAL REPORT

                                December 31, 1997

                      THE 59 WALL STREET MONEY MARKET FUND

                       STATEMENT OF ASSETS AND LIABILITIES
                                December 31, 1997
                                   (unaudited)

ASSETS:
   Investment in U.S. Money Market Portfolio (the
      "Portfolio"), at value (Note 1) ..........................   $920,141,282
                                                                   ------------
        Total Assets ...........................................    920,141,282
                                                                   ------------
LIABILITIES:
   Payables for:
     Shareholder servicing/eligible institution
       fees (Note 2) ...........................................        168,784
     Administrative fee (Note 2) ...............................         60,866
     Accrued expenses and other liabilities ....................          2,376
                                                                   ------------
        Total Liabilities ......................................        232,026
                                                                   ------------
NET ASSETS, for 919,909,256 shares of beneficial interest
   outstanding .................................................   $919,909,256
                                                                   ============
Net Assets Consist of:
   Paid-in capital .............................................   $919,909,256
                                                                   ============
NET ASSET VALUE AND OFFERING PRICE PER SHARE ...................          $1.00
                                                                          =====

                             STATEMENT OF OPERATIONS
                   For the six months ended December 31, 1997
                                   (unaudited)

NET INVESTMENT INCOME (Note 1):
   Income:
      Interest income allocated from Portfolio .................   $ 27,270,208
      Expenses allocated from Portfolio ........................     (1,126,997)
                                                                   ------------
        Total Investment Income ................................     26,143,211
                                                                   ------------
   Expenses:
      Shareholder servicing/eligible institution fees (Note 2) .      1,086,586
      Administrative fee (Note 2) ..............................        362,195
      Trustees' fees and expenses ..............................         27,344
      Miscellaneous expenses ...................................         47,202
                                                                   ------------
        Total Expenses .........................................      1,523,327
                                                                   ------------
NET INVESTMENT INCOME ..........................................   $ 24,619,884
                                                                   ============

                       See Notes to Financial Statements.

                      THE 59 WALL STREET MONEY MARKET FUND

                       STATEMENT OF CHANGES IN NET ASSETS


                                                                                       For the
                                                                                    period ended            For the
                                                                                  December 31, 1997       year ended
                                                                                     (unaudited)         June 30, 1997
                                                                                  ---------------       --------------
INCREASE IN NET ASSETS:
From Investment Activities:
   Net investment income.....................................................      $   24,619,884       $  42,029,455
   Total declared as dividends to shareholders...............................         (24,619,884)        (42,029,455)
                                                                                    -------------       -------------
From Share (Principal) Transactions at Net Asset Value
   of $1.00 per share:
   Shares sold...............................................................       2,534,852,683       5,203,199,529
   Shares issued in reinvestment of dividends................................          11,580,984          20,839,182
   Shares repurchased........................................................      (2,544,060,560)     (5,070,474,737)
                                                                                    -------------       -------------
      Net increase in net assets resulting from share transactions...........           2,373,107         153,563,974

NET ASSETS:
   Beginning of period.......................................................         917,536,149         763,972,175
                                                                                    -------------       -------------
   End of period ............................................................       $ 919,909,256       $ 917,536,149
                                                                                    =============       =============



                              FINANCIAL HIGHLIGHTS
           Selected per share data and ratios for a share outstanding throughout each period

                                           For the
                                      six months ended                    For the years ended June 30,
                                      December 31, 1997  --------------------------------------------------------------
                                         (unaudited)      1997          1996          1995          1994          1993
                                      ----------------   -------       ------        ------        ------         -----
Net asset value, beginning of period...    $  1.00        $1.00       $  1.00       $  1.00       $  1.00       $  1.00
Income from investment operations:
  Net investment income................       0.03         0.05          0.05          0.05          0.03          0.03
Dividends to shareholders from net
  investment income....................      (0.03)       (0.05)        (0.05)        (0.05)        (0.03)        (0.03)
                                           -------        -----       -------       -------       -------       -------
Net asset value, end of period.........    $  1.00        $1.00       $  1.00       $  1.00       $  1.00       $  1.00
                                           =======        =====       =======       =======       =======       =======
Total return(1) .......................       2.60%        5.07%         5.33%         4.92%         2.94%         3.02%
Ratios/Supplemental Data(2):
  Net assets, end of period
    (000's omitted)....................   $919,909      $917,536      $763,972     $624,847       $556,982     $684,055
  Ratio of expenses to average
     net assets(1) ....................       0.55%(3)     0.55%         0.55%         0.55%         0.55%         0.53%
  Ratio of net investment income to
    average net assets.................       5.10%(3)     4.96%         5.14%         4.86%         2.88%         2.97%

-------------
(1) Had the expense reimbursement agreement, which commenced July 1, 1993, not been in place, the ratio of expenses to average net assets for the years ended June 30, 1997, 1996, 1995 and 1994, would have been 0.55%, 0.56%,
     0.56% and 0.55%, respectively. For the same periods, the total return of the Fund would have been 5.07%, 5.32%, 4.90% and 2.94%, respectively. The expense reimbursement agreement was terminated on July 1, 1997.
(2) Ratios include the Fund's share of Portfolio income and expenses, as appropriate.
(3)  Annualized.

                       See Notes to Financial Statements.

                      THE 59 WALL STREET MONEY MARKET FUND

                          NOTES TO FINANCIAL STATEMENTS
                                   (unaudited)

      1. Organization and Accounting Policies. The 59 Wall Street Money Market Fund (the "Fund") is a separate, diversified series of The 59 Wall Street Trust (the "Trust") which is registered under the Investment Company Act of 1940, as amended. The Trust is an open-end management investment company organized as a Massachusetts business trust on June 7, 1983. The Fund commenced operations on December 12, 1983. The Declaration of Trust permits the Trustees to create an unlimited number of series, each of which issues a separate class of shares. The Trustees have authorized the issuance of an unlimited number of shares of the Fund. At December 31, 1997, there were three series of the Trust.

      The Fund  invests all of its  investable  assets in the U.S.  Money Market
Portfolio (the "Portfolio"), a diversified, open-end management investment company having the same investment objectives as the Fund. The value of such investment reflects the Fund's proportionate interest in the net assets of the Portfolio (approximately 100% at December 31, 1997). The performance of the Fund is directly affected by the performance of the Portfolio. The financial statements of the Portfolio, including the schedule of investments, are included elsewhere in this report and should be read in connection with the Fund's financial statements.

      The Fund's financial statements are prepared in accordance with generally accepted accounting principles, which require management to make certain estimates and assumptions at the date of the financial statements and are based, in part, on the following accounting policies. Actual results could differ from those estimates.

            A. Valuation of Investments. Valuation of investments by the Portfolio is discussed in Note 1 of the Portfolio's Notes to Financial Statements which are included elsewhere in this report.

            B. Investment Income. The Fund earns interest income daily, net of Portfolio expenses, based on its investment in the Portfolio. Realized gain and loss, if any, from investment transactions are determined by the Portfolio on the basis of identified cost, when recognized, and allocated to the Fund, along with net investment income, based on its investment in the Portfolio. Prior to the Fund's investment in the Portfolio, the Fund held its investments directly.

            C. Federal Income Taxes. Each series of the Trust is treated as a separate entity for Federal income tax purposes. It is the Fund's policy to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Accordingly, no Federal income or excise tax provision is required. At December 31, 1997, the cost of investments for Federal income tax purposes was equal to the amortized cost of investments for financial statement purposes.

            D. Dividends and Distributions. Dividends from net investment income are declared daily and paid monthly to shareholders.

      2. Transactions with Affiliates.

      Administrative Fee. The Trust has an administrative agreement with Brown Brothers Harriman & Co. (the "Administrator") for which it pays the Administrator a fee calculated daily and paid monthly at an annual rate equivalent to 0.075% of the Fund's average daily net assets. The Administrator has a subadministration services agreement with 59 Wall Street Administrators, Inc. for which 59 Wall Street Administrators, Inc. receives such compensation as is from time to time agreed upon, but not in excess of the amount paid to the Administrator. For the six months ended December 31, 1997, the Fund incurred $362,195 for administrative services.

                      THE 59 WALL STREET MONEY MARKET FUND

                          NOTES TO FINANCIAL STATEMENTS
                                   (unaudited)

      Shareholder Servicing/Eligible Institution Agreement. The Trust has a shareholder servicing agreement and an eligible institution agreement with Brown Brothers Harriman & Co. for which Brown Brothers Harriman & Co. receives a fee calculated monthly at an annual rate equivalent to 0.225% of the Fund's average daily net assets. For the six months ended December 31, 1997, the Fund incurred $1,086,586 for shareholder servicing/eligible institution services.

      Trustees' Fees. Each Trustee of the Fund receives an annual retainer paid by the Fund. Each Trustee is also reimbursed for out-of-pocket expenses incurred in connection with board meetings. For the six months ended December 31, 1997, the Fund incurred $27,344 for such expenses.

      3. Investment Transactions. Investment transactions of the Portfolio are discussed in Note 3 of the Portfolio's Notes to Financial Statements which are included elsewhere in this report.

                           U.S. MONEY MARKET PORTFOLIO

                            PORTFOLIO OF INVESTMENTS
                                December 31, 1997
                           (expressed in U.S. dollars)
                                   (unaudited)

                                                                                     Annualized
                                                                                      Yield on
   Principal                                                             Maturity     Date of          Value
    Amount                                                                 Date       Purchase       (Note 1)
 ------------                                                             -------    ----------    -------------
                U.S. GOVERNMENT AND AGENCY OBLIGATIONS (19.3%)
  $20,000,000    Federal National Mortgage Association Floating
                   Rate Notes .........................................  06/02/99       5.540%*    $ 19,949,034
   25,000,000    Federal National Mortgage Association Floating
                   Rate Notes .........................................  09/22/99       5.540*       24,920,659
   25,000,000    Student Loan Marketing Association Floating
                   Rate Notes .........................................  01/13/99       5.650*       24,979,887
   25,250,000    Student Loan Marketing Association Floating
                   Rate Notes..........................................  01/13/99       5.650*       25,229,711
   60,000,000    U.S. Treasury Bills ..................................  04/30/98       5.360        58,936,933
   23,230,000    U.S. Treasury Notes, 6.25%............................  07/31/98       5.580        23,315,180
                                                                                                   ------------
                   TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS .......                            $177,331,404
                                                                                                   ------------
                CERTIFICATES OF  DEPOSIT (49.6%)
  $40,000,000    Bank of Nova Scotia - London Branch...................  01/12/98       5.590%     $ 40,000,121
   40,000,000    Barclays Bank - London Branch ........................  01/07/98       5.600        40,000,114
   40,000,000    Bayerische Vereinsbank AG - London Branch.............  01/20/98       5.750        40,000,209
   27,000,000    Caisse National de Credit Argicole - London Branch....  12/09/98       6.000        27,000,000
   40,000,000    Canadian Imperial Bank of Commerce -
                   New York Branch.....................................  01/13/98       5.730        40,000,000
   40,000,000    Deutsche Bank AG - New York Branch....................  01/16/98       5.640        40,000,000
   29,000,000    ING Bank - London Branch..............................  01/05/98       5.710        28,999,754
   40,000,000    Rabobank Nederlanden NV - New York Branch.............  03/30/98       5.710        39,995,813
   40,000,000    Sanwa Bank, Ltd. - London Branch .....................  03/24/98       6.550        40,000,897
   15,000,000    Societe Generale - New York Branch....................  01/13/98       5.850        14,999,703
   25,000,000    Societe Generale - New York Branch....................  01/20/98       5.750        25,000,000
   40,000,000    Swiss Bank - New York Branch .........................  11/20/98       5.880        39,996,613
   40,000,000    Westdeutche Landesbank - New York Branch .............  01/09/98       5.900        39,999,524
                                                                                                   ------------
                   TOTAL CERTIFICATES OF DEPOSIT  .....................                            $455,992,748
                                                                                                   ------------
                COMMERCIAL PAPER (21.7%)
  $40,000,000    American Express Credit Corp. ........................  01/05/98       5.490%     $ 39,975,600
   40,000,000    Bank of Montreal - Chicago Branch.....................  01/12/98       5.680        40,000,000
   40,000,000    Ford Motor Credit Corp................................  01/06/98       5.620        39,968,778
   40,000,000    General Electric Capital Corp.........................  01/06/98       5.620        39,968,778
   40,000,000    Prudential Funding Corp...............................  01/13/98       5.680        39,924,267
                                                                                                   ------------
                   TOTAL COMMERCIAL PAPER .............................                            $199,837,423
                                                                                                   ------------

                           U.S. MONEY MARKET PORTFOLIO

                            PORTFOLIO OF INVESTMENTS
                          December 31, 1997 (continued)
                           (expressed in U.S. dollars)
                                   (unaudited)

                                                                                     Annualized
                                                                                      Yield on
   Principal                                                             Maturity     Date of          Value
    Amount                                                                 Date       Purchase       (Note 1)
 ------------                                                             -------    ----------    -------------
                REPURCHASE AGREEMENTS (8.7%)
  $20,242,316    Bankers Trust Corp....................................  01/02/98       5.750%     $ 20,242,316
                   (Agreement dated 12/31/97 collateralized by
                     $20,324,000 U.S. Treasury Notes 5.75%,
                     due 9/30/99; $20,248,782 to be received
                     upon maturity)

   60,000,000    J.P. Morgan...........................................  01/02/98       6.250        60,000,000
                   (Agreement dated 12/31/97 collateralized by
                     $50,000,000 U.S. Treasury Notes 6.375%,
                     due 5/15/99 and $9,697,000 U.S. Treasury
                     Notes 7.75%, due 1/31/00; $60,020,833 to be
                     received upon maturity)
                                                                                                   ------------
                   TOTAL REPURCHASE AGREEMENTS  .......................                            $ 80,242,316
                                                                                                   ------------

TOTAL INVESTMENTS, AT AMORTIZED COST ............................................        99.3%     $913,403,891
OTHER ASSETS IN EXCESS OF LIABILITIES ...........................................         0.7         6,737,491
                                                                                       -------     ------------
NET ASSETS  .....................................................................       100.0%     $920,141,382
                                                                                        ======     ============

-------------
* Variable Rate Instrument. Interest rates change on specific date (such as a coupon or interest payment date). The interest rate shown represents the December 31, 1997 coupon rate.

                       See Notes to Financial Statements.

                           U.S. MONEY MARKET PORTFOLIO

                       STATEMENT OF ASSETS AND LIABILITIES
                                December 31, 1997
                           (expressed in U.S. dollars)
                                   (unaudited)

ASSETS:
   Investments, at amortized cost and value (Note 1) .........      $913,403,891
   Interest receivable .......................................         7,068,418
   Deferred organization expenses (Note 1) ...................            31,217
                                                                    ------------
        Total Assets .........................................       920,503,526
                                                                    ------------
LIABILITIES:
   Payables for:
     Investment advisory fee (Note 2) ........................           122,636
     Custodian fee ...........................................            83,192
      Professional fees ......................................            14,583
     Administrative fee (Note 2) .............................            20,946
      Accrued expenses and other liabilities .................           120,787
                                                                    ------------
        Total Liabilities ....................................           362,144
                                                                    ------------
NET ASSETS ...................................................      $920,141,382
                                                                    ============
Net Assets Consist of:
   Paid-in capital ...........................................      $920,141,382
                                                                    ============

                             STATEMENT OF OPERATIONS
                   For the six months ended December 31, 1997
                           (expressed in U.S. dollars)
                                   (unaudited)

NET INVESTMENT INCOME:
      Interest ................................................      $27,270,207
                                                                     -----------
   Expenses:
      Investment advisory fee (Note 2) ........................          726,272
      Administrative fee (Note 2) .............................          169,463
      Custodian fee ...........................................           99,653
      Trustees' fees and expenses (Note 2) ....................           32,544
       Professional fees ......................................           16,540
      Amortization of organization expenses (Note 1) ..........            8,600
      Miscellaneous expenses ..................................           73,925
                                                                     -----------
        Total Expenses ........................................        1,126,997
                                                                     -----------
NET INVESTMENT INCOME .........................................      $26,143,210
                                                                     ===========

                       See Notes to Financial Statements.

                           U.S. MONEY MARKET PORTFOLIO

                       STATEMENT OF CHANGES IN NET ASSETS
                           (expressed in U.S. dollars)

                                                                    For the
                                                               six months ended           For the
                                                               December 31, 1997        year ended
                                                                  (unaudited)          June 30, 1997
                                                               -----------------     -----------------
INCREASE IN NET ASSETS:
From Investment Activities:
    Net investment income......................................    $ 26,143,210        $   44,694,458
                                                                   ------------        --------------
Capital Transactions:
    Proceeds from contributions................................     450,676,253         1,158,622,696
    Value of withdrawals.......................................    (474,581,720)       (1,049,890,137)
                                                                   ------------        --------------
        Net increase (decrease) in net assets resulting
           from capital transactions...........................     (23,905,467)          108,732,559
                                                                   ------------        --------------
    Net increase in net assets.................................       2,237,743           153,427,017

NET ASSETS:
    Beginning of period........................................     917,903,639           764,476,622
                                                                   ------------        --------------
    End of period .............................................    $920,141,382        $  917,903,639
                                                                   ============        ==============


                              FINANCIAL HIGHLIGHTS
                           (expressed in U.S. dollars)


                                                                                               For the period
                                                      For the           For the years         October 31, 1994
                                                 six months ended       ended June 30,        (commencement of
                                                 December 31, 1997    ------------------       operations) to
                                                    (unaudited)       1997          1996        June 30, 1995
                                                  ---------------    -------       ------     ----------------
Ratios/Supplemental Data:
    Net assets, end of period
       (000's omitted)........................       $920,141        $917,904      $764,477       $625,111
    Ratio of expenses to average
       net assets.............................           0.23%(1)        0.24%         0.24%          0.25%(1)
    Ratio of net investment income to
       average net assets.....................           5.40%(1)        5.26%         5.45%          5.62%(1)

----------------
(1)  Annualized.

                       See Notes to Financial Statements.

                           U.S. MONEY MARKET PORTFOLIO

                          NOTES TO FINANCIAL STATEMENTS
                           (expressed in U.S. dollars)
                                   (unaudited)

      1. Organization and Accounting Policies. The U.S. Money Market Portfolio (the "Portfolio") is registered under the Investment Company Act of 1940, as amended, as a no-load, diversified, open-end management investment company which was organized as a trust under the laws of the State of New York on June 15, 1993. The Portfolio commenced operations on October 31, 1994. The Declaration of Trust permits the Trustees to create an unlimited number of beneficial interests in the Portfolio.

      The Portfolio's financial statements are prepared in accordance with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements and are based, in part, on the following accounting policies. Actual results could differ from those estimates.

            A. Valuation of Investments. The Portfolio values its investments at amortized cost, which approximates market value. The amortized cost method values a security at its cost at the time of purchase and thereafter assumes a constant amortization to maturity of any discount or premium. The Portfolio's use of amortized cost is in compliance with Rule 2a-7 of the Investment Company Act of 1940.

            B. Interest Income. Interest income consists of interest accrued and discount earned (including both original issue and market discount) and premium amortization on the investments of the Portfolio, accrued ratably to the date of maturity, plus or minus net realized short-term gain or loss, if any, on investments.

            C. Federal Income Taxes. The Portfolio is treated as a partnership for Federal income tax purposes and its operations are conducted in such a way that it is not to be considered engaged in a U.S. trade or business for U.S. tax purposes. Accordingly, no provision for Federal income taxes is necessary. It is intended that the Portfolio's assets will be managed in such a way that an investor in the Portfolio will be able to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies. At December 31, 1997, the cost of investments for Federal income tax purposes was equal to the amortized cost of the investments for financial statement purposes.

            D. Repurchase Agreements. The Portfolio at all times maintains possession of securities collateralizing repurchase agreements. Additionally, the Portfolio monitors the value of such securities, including accrued interest, to ensure the collateral at least equals 100% of the value of the repurchase agreement.

            E.  Deferred  Organization   Expenses.   Expenses  incurred  by  the
      Portfolio in connection with its organization are being amortized by the Portfolio on a straight-line basis over a five year period.

            F. Other. Investment transactions are accounted for on a trade date basis. Realized gain and loss, if any, from investment transactions are determined on the basis of identified cost.

      2.  Transactions with Affiliates.

      Investment Advisory Fee. The Portfolio has an investment advisory agreement with Brown Brothers Harriman & Co. (the "Adviser") for which it pays the Adviser a fee calculated daily and paid monthly at an annual rate equivalent to 0.15% of the Portfolio's average daily net assets. For the six months ended December 31, 1997, the Portfolio incurred $726,272 for advisory services.

      Administrative Fee. The Portfolio has an administrative agreement with Brown Brothers Harriman Trust Company (Cayman) Ltd. (the "Administrator") for which it pays the Administrator a fee calculated daily and paid monthly at an annual rate equivalent to 0.035% of the Portfolio's average net assets. The Administrator has a

                           U.S. MONEY MARKET PORTFOLIO

                           (expressed in U.S. dollars)
                                   (unaudited)

subadministration agreement with Signature Financial Group (Cayman) Ltd. for which Signature Financial Group (Cayman) Ltd. receives such compensation as is from time to time agreed upon, but not in excess of the amount paid to the Administrator. For the six months ended December 31, 1997, the Portfolio incurred $169,463 for administrative services.

      Trustees' Fees. Each Trustee of the Portfolio receives an annual retainer paid by the Portfolio. Each Trustee is also reimbursed for out-of-pocket expenses incurred in connection with board meetings. For the six months ended December 31, 1997, the Portfolio incurred $32,544 for Trustees' fees and expenses.

      3. Investment Transactions. Purchases, and maturities and sales, of money market instruments, excluding securities subject to repurchase agreements, aggregated $2,449,416,069 and $2,024,570,633, respectively, for the six months ended December 31, 1997.

The 59 Wall Street Trust

Investment Adviser and
   Administrator
Brown Brothers Harriman & Co.
59 Wall Street
New York, New York 10005

Distributor
59 Wall Street Distributors, Inc.
21 Milk Street
Boston, Massachusetts 02109

Shareholder Servicing Agent
Brown Brothers Harriman & Co.
59 Wall Street
New York, New York 10005
(800) 625-5759

This report is submitted for the general information of
shareholders  and is not authorized for distribution to
prospective investors unless preceded or accompanied by
an effective prospectus. Nothing herein contained is to
be considered an offer of sale or a solicitation  of an
offer to buy shares of The 59 Wall Street  Money Market
Fund.  Such offering is made only by prospectus,  which
includes   details  as  to  offering  price  and  other
material information.